SEGMENTS AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
SEGMENTS AND GEOGRAPHIC INFORMATION [Abstract]
Schedule of Revenues and Long-lived Assets by Geographical Area
	2012		2011		2010
	Revenues	Long-lived assets *)	Revenues	Long-lived assets *)	Revenues	Long-lived assets *)

Israel	$4,093	$1,485	$5,643	$1,026	$6,910	$617
China and Hong Kong	17,297	--	25,136	--	32,896	--
Far East (excluding China and Hong Kong)	2,327	--	2,933	--	1,567	--
Canada	119	--	1,375	--	638	--
USA	7,325	--	10,440	2	6,584	2
Europe	23,378	--	17,635	--	13,310	--
Others	168	--	295	--	93	--

	$54,707	$1,485	$63,457	$1,028	$61,998	$619

*)	Excluding goodwill and intangible assets.

Schedule of Significant Customers
	Year ended December 31,
	2012	2011	2010

Customer A	43%	27%	20%
Customer B	17%	24%	40%
Customer C	13%	11%	10%